Leases	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Leases [Abstract]
LEASES

NOTE 8 — LEASES

As of September 28, 2024 the Company recorded a right of use (“ROU”) lease asset of approximately $4,449 with a corresponding lease liability of approximately $4,857, based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

In January 2024, the Company entered into a new lease agreement for an office lease in Worcester, MA for a term of 3 years. This resulted in increases to right of use assets and lease liabilities of $54. In February 2024, the Company entered into a new lease agreement for an office lease in East Hartford for a term of 3 years. This resulted in increases to right of use assets and lease liabilities of $72.

Quantitative information regarding the Company’s leases for period ended September 28, 2024 is as follows:

Lease Cost	Classification	September 28, 2024
Operating lease cost	SG&A Expenses	852
Other information
Weighted average remaining lease term (years)		3.3
Weighted average discount rate		9.96%

Future minimum lease payments under non-cancelable leases as of September 28, 2024, were as follows:

Future Lease Payments
2024	$371
2025	1,318
2026	1,130
2027	1,076
2028	1,103
Thereafter	676
$5,674
Less: Imputed Interest	817
$4,857

Leases – Current	$1,075
Leases – Non current	$3,782

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the ROU lease asset and associated lease liability that was appropriately stated in all material respects.

NOTE 12 — LEASES

As of December 30, 2023 and December 31, 2022, we recorded a right of use (“ROU”) lease asset of approximately $4,813 with a corresponding lease liability of approximately $5,248 and ROU lease asset of approximately $5,678 with a corresponding lease liability of approximately $6,154, respectively, based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

In January 2023, the Company entered into a new lease agreement for an office lease in Danvers, MA for a term of 3 years. This resulted in increases to right of use assets and lease liabilities of $177. In July 2023, the Company entered into a new lease agreement for an office lease in Chelsea, MA for a term of 2 years. This resulted in increases to right of use assets and lease liabilities of $40.

Quantitative information regarding the Company’s leases for Fiscal 2023 is as follows:

Lease Cost	Classification	December 30, 2023	December 31, 2022
Operating lease cost	SG&A Expenses	$680	1,388
Other information
Weighted average remaining lease term (years)		3.78	4.30
Weighted average discount rate		7.00%	7.00%

Future minimum lease payment under non-cancelable leases as of December 30, 2023, were as follows:

Future Lease Payments
2023
2024	$1,358
2025	1,126
2026	1,021
2027	1,035
2028	1,072
Thereafter	663
$6,275
Less: Imputed Interest	1,027
$5,248

Leases – Current	$1,035
Leases – Non current	$4,213

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the ROU lease asset and associated lease liability that was appropriately stated in all material respects.